Related parties (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of transactions between related parties [line items]
Net service fee from joint venture	$ 0	$ 976
AGM JV [Member]
Disclosure of transactions between related parties [line items]
Gross service fee from joint venture		1,200
Withholding taxes on service fee income		200
Net service fee from joint venture		$ 1,000